Note 2 - Summary of Significant Accounting Policies (Details) - Major Categories of Property and Equipment and Depreciable Lives	12 Months Ended
Dec. 31, 2013
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Useful Life	7 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Useful Life	39 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Useful Life	5 years
Machinery And Shop Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Useful Life	5 years
Machinery And Shop Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Useful Life	7 years
Wind Turbines and Substation [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Useful Life	13 years
Wind Turbines and Substation [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Useful Life	25 years